Share-Based Compensation - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based combensation expense		$ 165,007	$ 108,014	$ 560,060	$ 4,890
Unvested stock-based compensation arrangements		$ 500,000		$ 600,000
Unvested stock-based compensation arrangements weighted average period of recognition		9 months 18 days		1 year 3 days
Stock options	693,000	1,750,967		1,750,967	657,000	693,000
shares, allocation of stock options in spin-off				(77,000)
PH Pharma Co Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
shares, allocation of stock options in spin-off	77,000
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock option				7 years
Grants vest percentage				100.00%